T. ROWE PRICE Emerging Markets Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Arcos Dorados Holdings, Class A (USD)  4,318,588 33,469
Globant (USD) (1) 173,791 37,073
MercadoLibre (USD) (1) 15,961 30,680
Total Argentina (Cost $88,577) 101,222
AUSTRIA 0.9%
Common Stocks 0.9%
Erste Group Bank  712,602 43,810
Total Austria (Cost $38,268) 43,810
BRAZIL 5.8%
Common Stocks 5.8%
B3  5,248,402 9,960
Itau Unibanco Holding, ADR (USD)  2,187,413 12,687
Klabin  10,541,272 40,819
Localiza Rent a Car  1,178,824 6,209
NU Holdings, Class A (USD) (1) 2,128,166 28,177
Petroleo Brasileiro, ADR (USD)  3,513,636 49,929
Raia Drogasil  14,406,264 52,753
Vale, ADR (USD)  3,857,893 35,840
WEG  5,455,303 51,724
288,098
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $274,562) 288,098
CHINA 26.2%
Common Stocks 22.5%
Alibaba Group Holding, ADR (USD)  1,143,410 113,015
BYD, Class H (HKD)  915,500 32,171
Kanzhun, ADR (USD) (1) 776,010 11,182
KE Holdings, ADR (USD)  2,112,195 36,815
Meituan, Class B (HKD) (1) 3,443,000 65,529
Midea Group (HKD) (1) 3,978,600 38,680

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
NetEase, ADR (USD)  653,990 67,263
New Oriental Education & Technology Group, ADR (USD)  685,332 33,417
PDD Holdings, ADR (USD) (1) 757,854 84,811
Shenzhou International Group Holdings (HKD)  656,300 4,944
Tencent Holdings (HKD)  5,687,700 299,260
Xiaomi, Class B (HKD) (1) 12,956,200 64,937
Yum China Holdings (USD)  3,850,088 178,067
Zhongsheng Group Holdings (HKD)  21,451,000 33,924
ZTO Express Cayman, ADR (USD)  2,539,799 47,393
1,111,408
Common Stocks - China A Shares 3.7%
CRRC, A Shares (CNH)  38,176,860 39,078
Eastroc Beverage Group, A Shares (CNH)  780,233 26,029
Fuyao Glass Industry Group, A Shares (CNH)  3,233,151 26,507
Kweichow Moutai, A Shares (CNH)  154,800 30,621
Yifeng Pharmacy Chain, A Shares (CNH)  19,946,176 62,578
184,813
Total China (Cost $1,068,908) 1,296,221
HONG KONG 1.4%
Common Stocks 1.4%
Budweiser Brewing APAC  6,342,100 5,806
Jardine Matheson Holdings (USD)  1,564,500 63,019
Total Hong Kong (Cost $71,052) 68,825
HUNGARY 1.3%
Common Stocks 1.3%
OTP Bank  1,026,876 63,532
Total Hungary (Cost $39,502) 63,532
INDIA 17.2%
Common Stocks 17.2%
Asian Paints  1,358,082 35,981
Astral  358,440 6,228
Avenue Supermarts (1) 406,018 17,146
Axis Bank  1,546,314 17,521
Bharti Airtel  2,911,576 54,460
Divi's Laboratories  289,225 18,609
HDFC Asset Management  376,832 16,787

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
HDFC Life Insurance  7,462,933 54,806
Hindustan Unilever  1,430,948 40,706
ICICI Bank  6,371,996 91,696
Infosys  4,705,235 102,383
Kotak Mahindra Bank  5,683,633 124,302
Larsen & Toubro  1,465,734 60,141
Power Grid Corp. of India  10,582,739 36,751
Reliance Industries  5,001,382 72,784
Tata Consultancy Services  743,286 35,171
Titan  949,173 38,089
Voltas  1,980,697 28,736
Total India (Cost $773,877) 852,297
INDONESIA 3.7%
Common Stocks 3.7%
Bank Central Asia  164,025,800 94,754
Bank Mandiri Persero  120,284,400 44,195
Bank Rakyat Indonesia Persero  53,239,200 13,748
Sumber Alfaria Trijaya  175,574,600 30,910
Total Indonesia (Cost $152,895) 183,607
MEXICO 3.8%
Common Stocks 3.8%
Arca Continental  988,138 9,002
Fomento Economico Mexicano, ADR (USD)  356,292 30,399
Gruma, Class B  2,051,927 35,409
Grupo Aeroportuario del Pacifico, ADR (USD)  131,000 24,281
Grupo Financiero Banorte, Class O  1,626,800 11,292
Grupo Mexico, Series B  2,859,000 13,956
Wal-Mart de Mexico  25,265,005 65,814
Total Mexico (Cost $179,996) 190,153
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  137,804 25,232
Total Peru (Cost $19,976) 25,232

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 2.1%
Common Stocks 2.1%
Ayala  1,870,220 17,410
BDO Unibank  18,780,612 44,212
Jollibee Foods  7,408,120 28,151
SM Investments  1,111,210 14,805
Total Philippines (Cost $107,554) 104,578
PORTUGAL 1.4%
Common Stocks 1.4%
Jeronimo Martins  3,419,781 67,407
Total Portugal (Cost $69,309) 67,407
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  11,202,344 51,367
Total Qatar (Cost $54,100) 51,367
SAUDI ARABIA 3.5%
Common Stocks 3.5%
Al Rajhi Bank  3,077,719 81,172
Arabian Internet & Communications Services  65,673 5,582
Saudi National Bank  9,566,986 87,143
Total Saudi Arabia (Cost $162,762) 173,897
SINGAPORE 0.6%
Common Stocks 0.6%
Trip.com Group, ADR (USD) (1) 418,477 29,365
Total Singapore (Cost $28,188) 29,365
SOUTH AFRICA 1.4%
Common Stocks 1.4%
Bid  1,237,433 31,510
Capitec Bank Holdings  110,767 17,636
Clicks Group  1,165,190 22,421
Total South Africa (Cost $49,234) 71,567

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 5.7%
Common Stocks 5.7%
Hyundai Mobis  199,778 36,051
Hyundai Motor  89,054 12,534
KB Financial Group  939,019 58,831
Samsung Electronics  3,302,888 117,959
SK Hynix  402,423 54,178
Total South Korea (Cost $195,817) 279,553
TAIWAN 18.0%
Common Stocks 18.0%
Accton Technology  1,618,000 37,155
Chailease Holding  7,222,300 25,201
Delta Electronics  2,632,000 34,295
Hon Hai Precision Industry  4,616,000 24,648
MediaTek  1,916,000 82,976
Taiwan Semiconductor Manufacturing  20,547,111 685,721
Total Taiwan (Cost $247,853) 889,996
THAILAND 1.1%
Common Stocks 1.1%
Advanced Info Service  1,421,500 11,976
SCB X  11,375,600 42,356
Total Thailand (Cost $45,636) 54,332
VIETNAM 1.1%
Common Stocks 1.1%
Bank for Foreign Trade of Vietnam (1) 14,236,226 52,546
Total Vietnam (Cost $52,077) 52,546

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 4.44% (2)(3) 98,411,273 98,411
Total Short-Term Investments (Cost $98,411) 98,411
Total Investments in Securities  100.7%
(Cost $3,818,554) $ 4,986,016
Other Assets Less Liabilities (0.7)% (35,220)
Net Assets 100.0% $ 4,950,796
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ —# $ — $ 2,112+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 146,911  ¤  ¤ $ 98,411^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,112 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $98,411.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Emerging Markets Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F111-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 909,095 $ 3,978,510 $ — $ 4,887,605
Preferred Stocks — — — —
Short-Term Investments 98,411 — — 98,411
Total $ 1,007,506 $ 3,978,510 $ — $ 4,986,016